Stock Incentive Plans - Schedule of Restricted Stock and RSU Activity (Details) - Restricted Unit and Restricted Share Award shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Units
Nonvested at beginning of year (in shares) | shares	5,418
Granted (in shares) | shares	1,992
Vested (in shares) | shares	(2,219)
Forfeited (in shares) | shares	(316)
Nonvested at end of year (in shares) | shares	4,875
Weighted Average Grant Date Fair Value
Nonvested at beginning of year (in dollars per share) | $ / shares	$ 59.22
Granted (in dollars per share) | $ / shares	103.26
Vested (in dollars per share) | $ / shares	102.47
Forfeited (in dollars per share) | $ / shares	89.71
Nonvested at end of year (in dollars per share) | $ / shares	$ 55.56